U.S. Dollar Amounts - Additional Information (Detail) (JPY ¥)	Mar. 31, 2011
Intercompany Foreign Currency Balance [Line Items]
Financial statements translation rate, Japanese yen equivalence of U.S. $1	¥ 83.15